Schedule of property plants and equipment net (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Property, Plant and Equipment [Line Items]
Total cost	$ 978	$ 7,637	$ 7,694
Less: Accumulated depreciation	(819)	(6,394)	(6,196)
Net book value	159	1,244	1,498
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	362	2,831	2,914
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	4	33	27
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	281	2,193	2,279
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total cost	14	109
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 316	$ 2,471	$ 2,474